OTHER OPERATING GAINS - Summary of Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Gain on settlement of claim	$ 3,422	$ 3,737	$ 0
Other gains	353	628	0
Gain on sale of vessel	12,354	0	0
Gain on sale of subsidiary	6,928	0	0
Gain on termination of vessel leases	7,409	0	10,324
Loss on pool arrangements	(564)	(943)	(118)
Other operating (losses) gains	$ 29,902	$ 3,422	$ 10,206